Segmental analysis - Constant currency balance sheet reconciliation (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure of operating segments [line items]
Loans and advances to customers (net)	$ 938,257	$ 938,535	$ 959,558
Interests in associates and joint ventures	28,465	27,344	29,546
Total external assets	2,975,003	3,038,677	3,041,476
Customer accounts	1,593,834	1,611,647	1,595,769
Constant currency
Disclosure of operating segments [line items]
Loans and advances to customers (net)	938,257	925,791	951,014
Interests in associates and joint ventures	28,465	26,967	29,534
Total external assets	2,975,003	2,997,845	3,011,721
Customer accounts	$ 1,593,834	1,590,533	1,580,418
Currency translation
Disclosure of operating segments [line items]
Loans and advances to customers (net)		(12,744)	(8,544)
Interests in associates and joint ventures		(377)	(12)
Total external assets		(40,832)	(29,755)
Customer accounts		$ (21,114)	$ (15,351)